Feb. 17, 2026
Invesco MSCI Treasury Duration Rotation ETF
Investment Objective
The Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI U.S. Treasury Duration Rotation Select Bond Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%

Other Expenses	None

Total Annual Fund Operating Expenses	0.15

[1] ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$15	$48

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MSCI Inc. (the “Index Provider” or “MSCI”) compiles, maintains and calculates the Underlying Index, which is composed of the constituents of the MSCI U.S. Government Bond Index (the “Parent Index”), an index composed of fixed coupon bonds issued by the U.S. Treasury.
The universe for selection for the Underlying Index is defined by constituents of the Parent Index. Bonds eligible for inclusion in both the Parent Index and Underlying Index are required to have (i) a minimal notional amount outstanding of $2 billion and (ii) a maturity greater than or equal to 1 year (new additions must have a maturity greater than or equal to 1 1/2 years).
The Underlying Index utilizes a rules-based strategy to dynamically shift the weighting of the constituents within the Parent Index based on their maturities, depending on the “economic regime” currently in place, as determined by gross domestic product (“GDP”) growth and inflation expectations. The three possible economic regimes are “risk on,” “neutral” and “risk off.”
To determine which securities within the Parent Index are eligible for inclusion in the Underlying Index in a given economic regime, the Index
Provider shifts allocation of weights across three buckets based on a bond's time to maturity: (i) less than 5 years, (ii) 10 years or more, and (iii) the entire government bond curve. In “risk on” regimes, allocation is restricted to the maturity bucket of 10 years or more; in “neutral” regimes, allocation mirrors the Parent Index and is allocated across the entire curve; in “risk off” regimes, allocation is restricted to the maturity bucket under 5 years.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective. In managing the Fund, the Adviser selects component securities that are expected to have, in the aggregate, investment characteristics, risk factors and liquidity measures that are similar to, and therefore are representative of the Underlying Index.
As of December 31, 2025, the Underlying Index was comprised of 151 constituents.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.